UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009 Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one): [ ] is a restatement.
				 [x] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 1400 Marsh Landing Pkwy
	 Suite 106
	 Jacksonville Beach, FL 32250
13F File Number:  28-10510
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp   Jacksonville Beach, Florida	September 22, 2010
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	71
Form 13F information table value total:	74,308,519.15
List of Other Included Managers: 0

FORM 13F  INFORMATION TABLE


NAME OF ISSUER   		TYPE	CUSIP   	FMV		SHARES

APPLIED SIGNAL TECHNOLOGY INC 	com	038237103	2,966,830.65	146,655.00	APSG	sole
AUTOMATIC DATA PROCESSING INC 	com	053015103	929,278.80	26,430.00	ADP	sole
BALDWIN & LYONS INC		com	057755209	1,586,063.60	83,830.00	BWINB	sole
BARRETT BILL CORP		com	06846N104	1,223,200.00	55,000.00	BBG	sole
BEMIS INC			com	081437105	983,702.70	46,910.00	BMS	sole
BERKSHIRE HATHAWAY INC - CL B	com	084670207	493,500.00	175.00		BRK/B	sole
BLACK & DECKER CORP		com	091797100	469,612.80	14,880.00	BDK	sole
BLOUNT INTL INC NEW		com	095180105	807,691.50	174,825.00	BLT	sole
BROWN FORMAN CORP		com	115637209	441,924.23	11,381.00	BF/B	sole
CARBO CERAMICS INC		com	140781105	824,760.00	29,000.00	CRR	sole
CENTRAL GARDEN & PET CO		com	153527106	807,991.75	106,175.00	CENT	sole
CHART INDS INC			com	16115Q308	325,089.40	41,255.00	GTLS	sole
CIMAREX ENERGY CO		com	171798101	882,240.00	48,000.00	XEC	sole
CINTAS CORP			com	172908105	811,681.20	32,835.00	CTAS	sole
COCA COLA CO			com	191216100	951,297.75	21,645.00	KO	sole
COMCAST CORP NEW		com	20030N101	954,390.80	69,970.00	CMCSA	sole
COMMUNICATIONS SYS INC		com	203900105	903,428.06	117,941.00	JCS	sole
CONMED CORP			com	207410101	907,830.00	63,000.00	CNMD	sole
CSG SYS INTL INC		com	126349109	916,518.96	64,182.00	CSGS	sole
DELL INC			com	24702R101	145,802.40	15,380.00	DELL	sole
DELTA NAT GAS INC		com	247748106	408,716.90	19,090.00	DGAS	sole
DSW INC				com	23334L102	1,369,996.30	147,470.00	DSW	sole
DUCOMMUN INC DEL		com	264147109	761,968.70	52,405.00	DCO	sole
ECOLOGY & ENVIRONMENT INC	com	278878103	260,406.00	20,700.00	EEI	sole
ENERGY WEST INC			com	29274A204	390,987.64	47,798.00	EWST	sole
FRANKLIN RES INC		com	354613101	577,755.75	10,725.00	BEN	sole
GENCOR INDS INC			com	368678108	515,551.20	76,040.00	GENC	sole
GULF ISLAND FABRICATION INC	com	402307102	352,239.75	43,975.00	GIFI	sole
HANESBRANDS INC			com	410345102	539,843.70	56,410.00	HBI	sole
HEINEKEN N V			adr	423012202	2,515,882.41	177,095.00	HINKY	sole
INTL FLAVORS&FRAGRANC		com	459506101	1,076,456.40	35,340.00	IFF	sole
INTERNATIONAL SPEEDWAY CORP	com	460335201	2,654,921.00	120,350.00	ISCA	sole
KRAFT FOODS INC			com	50075N104	724,870.80	32,520.00	KFT	sole
LANDEC CORP			com	514766104	474,023.71	85,103.00	LNDC	sole
LIMITED BRANDS INC		com	532716107	461,100.00	53,000.00	LTD	sole
MAIDENFORM BRANDS INC		com	560305104	1,018,363.00	111,175.00	MFB	sole
MCRAE INDS INC			com	582757209	228,582.64	17,914.00	MRINA	sole
MIDDLESEX WATER CO		com	596680108	351,720.00	24,425.00	MSEX	sole
MOCON INC			com	607494101	984,177.48	114,706.00	MOCO	sole
MYLAN INC			com	628530107	270,546.75	20,175.00	MYL	sole
NATIONAL BEVERAGE CORP		com	635017106	385,791.07	42,071.00	FIZZ	sole
NEWMONT MINING CORP		com	651639106	2,135,052.00	47,700.00	NEM	sole
OIL DRI CORP AMER		com	677864100	3,232,964.00	219,184.00	ODC	sole
PACKAGING CORP AMER		com	695156109	418,007.10	32,105.00	PKG	sole
PAN AMERICAN SILVER CORP	com	697900108	2,427,389.90	139,345.00	PAAS	sole
PATTERSON UTI ENERGY INC	com	703481101	3,295,398.40	367,790.00	PTEN	sole
PEPSIAMERICAS INC		com	71343P200	552,000.00	32,000.00	PAS	sole
POTLATCH CORP NEW		com	737630103	1,609,849.80	69,420.00	PCH	sole
PRESTIGE BRANDS HLDGS INC	com	74112D101	1,070,861.40	206,730.00	PBH	sole
PRICE T ROWE GROUP INC		com	74144T108	799,422.00	27,700.00	TROW	sole
QUIKSILVER INC			com	74838C106	197,164.80	154,035.00	ZQK	sole
REGIS CORP MINN			com	758932107	347,667.00	24,060.00	RGS	sole
RGC RES INC			com	74955L103	269,364.15	11,737.00	RGCO	sole
SARA LEE CORP			com	803111103	814,423.60	100,795.00	SLE	sole
SCHOLASTIC CORP			com	807066105	1,587,699.85	105,355.00	SCHL	sole
SEMPERIT AG HLDG		intl	5760280		1,127,486.15	58,125.00	SEM AV	sole
SPEEDWAY MOTORSPORTS INC	com	847788106	618,599.70	52,335.00	TRK	sole
ST MARY LD & EXPL CO		com	792228108	1,178,793.00	89,100.00	SM	sole
STARBUCKS CORP			com	855244109	619,104.75	55,725.00	SBUX	sole
STERIS CORP			com	859152100	1,164,000.00	50,000.00	STE	sole
TELEPHONE & DATA SYS INC	com	879433100	482,482.00	18,200.00	TDS	sole
TELLABS INC			com	879664100	2,033,451.30	443,985.00	TLAB	sole
TIDEWATER INC			com	886423102	2,240,795.50	60,350.00	TDW	sole
TOTAL SYS SVCS INC		com	891906109	1,786,254.45	129,345.00	TSS	sole
TRAVELERS COMPANIES INC		com	89417E109	490,524.80	12,070.00	TRV	sole
UNIT CORP			com	909218109	2,602,448.00	124,400.00	UNT	sole
UNITED GUARDIAN INC		com	910571108	202,615.00	28,945.00	UG	sole
VARIAN INC			com	922206107	284,880.00	12,000.00	VARI	sole
WATERS CORP			com	941848103	2,717,672.50	73,550.00	WAT	sole
WILEY JOHN & SONS INC		com	968223206	749,562.60	25,170.00	JW/A	sole
ZEBRA TECHNOLOGIES CORP		com	989207105	2,595,849.60	136,480.00	ZBRA	sole